Shareholder's Deficit, Warrants (FY) (Details) - $ / shares	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Warrant [Abstract]
Period warrants to become excisable	30 days
Period to exercise warrants after public offerings	12 months
Warrants expiration term	5 years	5 years
Number of days to file registration statement	15 days
Period for registration statement to become effective	60 days
Sale price (in dollars per share)		$ 10.00
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member]
Warrant [Abstract]
Number of trading days	20 days	20 days
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	115.00%	115.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	180.00%
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member] | Minimum [Member]
Warrant [Abstract]
Sale price (in dollars per share)	$ 9.20	$ 9.20
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price		100.00%
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member] | Maximum [Member]
Warrant [Abstract]
Percentage of aggregate gross proceeds of issuance available for funding of business combination	60.00%	60.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price		180.00%
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member]
Warrant [Abstract]
Warrant redemption price (in dollars per unit)	$ 0.01	$ 0.01
Minimum days required to redeem the warrants	30 days	30 days
Number of trading days	30 days	30 days
Number of consecutive trading days	20 days	20 days
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Warrant [Abstract]
Sale price (in dollars per share)	$ 18.00	$ 18.00
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member]
Warrant [Abstract]
Warrant redemption price (in dollars per unit)	$ 0.10	$ 0.10
Minimum days required to redeem the warrants	30 days	30 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Warrant [Abstract]
Sale price (in dollars per share)	$ 10.00	$ 10.00
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Private Placement Warrants [Member] | Minimum [Member]
Warrant [Abstract]
Sale price (in dollars per share)	$ 18.00	$ 18.00